Post-employee benefit plans - Interest cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (17)	$ (18)	$ (34)	$ (36)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	(5)	(5)	(11)	(9)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (12)	$ (13)	$ (23)	$ (27)